Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Operating expenses	$ (1,331,254)	$ (623,473)	$ (661,195)
EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(6,211)	(4,188)	(5,888)
Operating expenses	(63,572)	(184,427)	(122,878)
Bank loans	(265,359)
EUR | FX rate risk, including netting
Disclosure of detailed information about financial instruments [line items]
Bank loans		(176,605)	66
USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(73,731)	(18,108)	(36,144)
Operating expenses	(1,267,682)	(439,046)	(538,317)
Bank loans	(2,925,401)	(1,476,202)	(528,426)
Treasury notes | EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(43,063)	(63,009)	(87,106)
Treasury notes | USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0	$ (700)